Commitments and Contingencies - Other Commercial Commitments Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Less than 1 year	$ 27.0
1–3 years	5.9
3–5 years	2.5
Thereafter	0.0
Total	35.4	$ 49.2
Surety bonds and other guarantees
Other Commitments [Line Items]
Less than 1 year	27.0
1–3 years	0.0
3–5 years	2.5
Thereafter	0.0
Total	29.5	43.3
Performance guarantee to Opex
Other Commitments [Line Items]
Less than 1 year	0.0
1–3 years	5.9
3–5 years	0.0
Thereafter	0.0
Total	$ 5.9	$ 5.9